Financial instruments included in the statement of financial position and impact on income (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	308		308	308
Trade receivables	3,121		3,121	3,121
Cash and cash equivalents	66,335		66,335	66,335
Total assets	69,764	—	69,764	69,764
Financial liabilities
Non-current financial liabilities	44,168		44,168	42,677
Current financial liabilities	5,000		5,000	5,006
Trade payables and other payables	19,139		19,139	19,139
Total liabilities	68,307	—	68,307	66,822
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Financial Liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Lease liabilities – Short term	1,243	1,199
Repayable BPI loan advances – Short term	764	592
PGE loans	2,563	2,583
EIB loan – Short term	430	649
Total current financial liabilities	5,000	5,022
Lease liabilities – Long term	3,442	3,883
Repayable BPI loan advances – Long term	1,456	1,872
PGE loans	2,787	4,028
EIB loan – Long term	36,484	35,761
Total non-current financial liabilities	44,168	45,543
Total financial liabilities	49,168	50,565
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	308		308	308
Trade receivables	3,121		3,121	3,121
Cash and cash equivalents	66,335		66,335	66,335
Total assets	69,764	—	69,764	69,764
Financial liabilities
Non-current financial liabilities	44,168		44,168	42,677
Current financial liabilities	5,000		5,000	5,006
Trade payables and other payables	19,139		19,139	19,139
Total liabilities	68,307	—	68,307	66,822
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.